Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.3%
Advertising - 0.1%
Omnicom Group, Inc.	12,977	$809,505
The Interpublic Group of Cos., Inc.	22,880	550,722
		1,360,227
Aerospace/Defense - 1.4%
General Dynamics Corp.	13,952	2,046,479
Howmet Aerospace, Inc.	22,983	564,922
L3Harris Technologies, Inc.	10,191	1,747,859
Lockheed Martin Corp.	14,747	4,745,880
Northrop Grumman Corp.	9,438	2,705,025
Raytheon Technologies Corp.	86,614	5,779,752
Teledyne Technologies, Inc. (a)	2,138	763,287
The Boeing Co.	28,949	5,621,606
TransDigm Group, Inc. (a)	2,814	1,556,930
		25,531,740
Agriculture - 0.8%
Altria Group, Inc.	110,385	4,534,616
Archer-Daniels-Midland Co.	32,966	1,648,630
Philip Morris International, Inc.	91,804	7,312,188
		13,495,434
Airlines - 0.2%
Alaska Air Group, Inc. (b)	7,385	360,610
American Airlines Group, Inc. (b)	23,168	397,795
Delta Air Lines, Inc.	34,066	1,293,145
Southwest Airlines Co.	31,126	1,367,676
United Airlines Holdings, Inc. (a) (b)	14,832	593,132
		4,012,358
Apparel - 0.7%
Hanesbrands, Inc. (b)	21,760	332,710
NIKE, Inc. - Class B	73,660	9,840,239
PVH Corp.	4,426	377,361
Ralph Lauren Corp.	2,810	283,951
Tapestry, Inc.	16,184	511,738
Under Armour, Inc. - Class A (a) (b)	11,163	195,353
Under Armour, Inc. - Class C (a) (b)	11,675	174,775
VF Corp.	19,528	1,501,117
		13,217,244
Auto Manufacturers - 2.5%
Cummins, Inc.	9,116	2,136,973
Ford Motor Co.	229,787	2,419,657
General Motors Co.	74,216	3,761,267
PACCAR, Inc.	20,618	1,880,774
Tesla Motors, Inc. (a)	43,087	34,190,827
		44,389,498
Auto Parts & Equipment - 0.1%
Aptiv PLC	15,064	2,012,550
BorgWarner, Inc.	12,244	514,126
		2,526,676
Banks - 4.7%
Bank of America Corp.	426,500	12,645,725
Citigroup, Inc. (b)	122,481	7,102,673
Citizens Financial Group, Inc.	25,689	936,107
Comerica, Inc.	8,694	497,297
Fifth Third Bancorp	41,848	1,210,663
First Republic Bank	9,999	1,449,755
Goldman Sachs Group, Inc.	20,424	5,538,376
Huntington Bancshares, Inc. (b)	61,211	809,516
JPMorgan Chase & Co.	172,890	22,245,756
KeyCorp.	58,270	982,432
M&T Bank Corp.	7,818	1,035,651
Morgan Stanley (b)	82,448	5,528,138
Northern Trust Corp.	12,647	1,127,986
Regions Financial Corp.	57,024	969,978
State Street Corp.	21,632	1,514,240
SVB Financial Group (a)	2,975	1,302,396
The Bank of New York Mellon Corp.	47,383	1,887,265
The PNC Financial Services Group, Inc.	25,112	3,604,074
Truist Financial Corp.	79,244	3,802,127
US Bancorp	80,546	3,451,396
Wells Fargo & Co.	243,848	7,286,178
Zions Bancorp	10,084	445,108
		85,372,837
Beverages - 1.5%
Brown-Forman Corp. - Class B	10,642	762,712
Coca-Cola Co.	216,218	10,410,897
Constellation Brands, Inc. - Class A	9,906	2,089,473
Molson Coors Brewing Co. - Class B (b)	11,155	559,535
Monster Beverage Corp. (a)	22,679	1,969,217
PepsiCo, Inc.	77,222	10,546,208
		26,338,042
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	12,993	1,992,217
Amgen, Inc.	31,963	7,716,827
Biogen, Inc. (a)	9,488	2,681,404
Bio-Rad Laboratories, Inc. - Class A (a)	1,323	759,098
Corteva, Inc.	44,080	1,757,029
Gilead Sciences, Inc.	75,086	4,925,641
Illumina, Inc. (a)	8,644	3,686,147
Incyte Corp. (a)	10,532	945,247
Regeneron Pharmaceuticals, Inc. (a)	6,136	3,091,562
Vertex Pharmaceuticals, Inc. (a)	15,064	3,450,861
		31,006,033
Building Materials - 0.4%
Carrier Global Corp.	47,986	1,847,461
Fortune Brands Home & Security, Inc.	8,368	721,740
Johnson Controls International PLC	34,016	1,694,677
Martin Marietta Materials, Inc.	3,878	1,114,576
Masco Corp.	17,115	929,516
Vulcan Materials Co.	7,822	1,166,573
		7,474,543
Chemicals - 1.7%
Air Products & Chemicals, Inc.	12,913	3,444,672
Albemarle Corp. (b)	6,136	998,082
Celanese Corp.	7,256	886,320
CF Industries Holdings, Inc.	12,950	535,871
Dow, Inc.	43,954	2,281,212
DuPont de Nemours, Inc.	43,893	3,487,299
Eastman Chemical Co.	8,152	801,749
Ecolab, Inc.	14,980	3,063,560
FMC Corp. (b)	7,665	830,043
International Flavors & Fragrances, Inc. (b)	6,189	695,520
Linde PLC	30,784	7,554,393
LyondellBasell Industries NV	15,064	1,291,889
Mosaic Co.	20,759	538,904
PPG Industries, Inc.	13,952	1,879,474
The Sherwin-Williams Co.	4,206	2,909,711
		31,198,699
Commercial Services - 2.3%
Automatic Data Processing, Inc.	25,597	4,226,577
Cintas Corp.	5,028	1,599,507
Equifax, Inc.	7,256	1,285,110
FleetCor Technologies, Inc. (a)	5,282	1,282,205
Gartner, Inc. (a)	5,216	792,363
Global Payments, Inc.	17,791	3,140,467
IHS Markit Ltd.	17,366	1,512,231
MarketAxess Holdings, Inc.	2,245	1,214,006
Moody's Corp.	9,488	2,526,275
Nielsen Holdings PLC (b)	21,011	469,176
PayPal Holdings, Inc. (a)	66,039	15,473,598
Quanta Services, Inc.	8,525	600,757
Robert Half International, Inc.	7,079	477,833
Rollins, Inc.	12,673	456,481
S&P Global, Inc.	14,047	4,452,899
United Rentals, Inc. (a) (b)	4,490	1,091,115
Verisk Analytics, Inc.	9,578	1,757,563
		42,358,163
Computers - 8.1%
Accenture PLC - Class A	35,152	8,503,972
Apple, Inc.	919,152	121,291,298
Cognizant Technology Solutions Corp.	32,371	2,523,319
DXC Technology Co.	15,253	430,135
Fortinet, Inc. (a)	8,495	1,229,651
Hewlett Packard Enterprise Co.	76,540	944,504
HP, Inc.	64,379	1,566,985
International Business Machines Corp.	52,337	6,233,860
Leidos Holdings, Inc.	7,887	836,495
NetApp, Inc.	13,531	899,000
Seagate Technology PLC	13,800	912,456
Western Digital Corp.	17,505	987,807
		146,359,482
Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	50,776	3,960,528
Coty, Inc.	17,419	110,959
Estee Lauder Cos., Inc.	13,106	3,101,535
Procter & Gamble Co.	140,396	18,000,171
		25,173,193
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	12,072	1,324,902
Fastenal Co. (b)	34,040	1,551,883
LKQ Corp. (a)	18,243	640,147
Pool Corp.	2,344	830,198
W.W. Grainger, Inc.	2,764	1,007,174
		5,354,304
Diversified Financial Services - 3.8%
American Express Co.	34,535	4,015,039
Ameriprise Financial, Inc. (b)	7,708	1,525,182
BlackRock, Inc.	8,368	5,868,144
Capital One Financial Corp.	27,703	2,888,315
Cboe Global Markets, Inc.	6,561	601,840
CME Group, Inc.	21,214	3,855,432
Discover Financial Services	18,673	1,559,942
Franklin Resources, Inc. (b)	16,431	431,971
Intercontinental Exchange, Inc.	32,977	3,639,012
Invesco Ltd.	21,898	450,880
MasterCard, Inc. - Class A	49,664	15,708,227
Nasdaq, Inc. (b)	6,823	922,947
Raymond James Financial, Inc.	7,414	740,881
Synchrony Financial (b)	33,973	1,143,191
T Rowe Price Group, Inc.	13,952	2,183,209
The Charles Schwab Corp.	87,642	4,517,069
The Western Union Co.	24,885	554,189
Visa, Inc. - Class A (b)	96,044	18,560,503
		69,165,973
Electric - 2.6%
AES Corp.	39,304	958,625
Alliant Energy Corp.	14,123	687,084
Ameren Corp.	14,548	1,057,931
American Electric Power Co., Inc. (b)	29,268	2,368,074
CenterPoint Energy, Inc.	29,080	613,297
CMS Energy Corp.	16,782	954,560
Consolidated Edison, Inc.	19,528	1,382,192
Dominion Energy, Inc.	48,544	3,538,372
DTE Energy Co.	11,450	1,359,344
Duke Energy Corp. (b)	42,968	4,038,992
Edison International	20,896	1,215,311
Entergy Corp.	11,720	1,117,268
Evergy, Inc.	13,501	725,409
Eversource Energy	18,900	1,653,750
Exelon Corp.	57,377	2,384,588
FirstEnergy Corp.	31,808	978,414
NextEra Energy, Inc.	108,169	8,747,627
NRG Energy, Inc.	15,054	623,386
Pinnacle West Capital Corp.	6,702	504,325
PPL Corp.	45,237	1,251,708
Public Service Enterprise Group, Inc. (b)	29,830	1,683,307
Sempra Energy	16,393	2,028,798
Southern Co.	61,937	3,649,328
WEC Energy Group, Inc. (b)	18,545	1,648,650
Xcel Energy, Inc.	30,925	1,978,891
		47,149,231
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	13,564	1,536,259
Emerson Electric Co.	36,134	2,867,233
		4,403,492
Electronics - 1.4%
Agilent Technologies, Inc.	18,416	2,213,051
Allegion PLC	5,532	591,979
Amphenol Corp.	17,422	2,175,659
FLIR Systems, Inc.	7,986	415,671
Fortive Corp.	17,323	1,144,704
Garmin Ltd. (b)	8,414	966,432
Honeywell International, Inc.	41,331	8,074,838
Keysight Technologies, Inc. (a)	11,130	1,575,897
Mettler-Toledo International, Inc. (a)	1,110	1,296,591
Roper Technologies, Inc.	6,129	2,408,145
TE Connectivity Ltd.	19,978	2,405,351
Vontier Corp. (a)	6,993	226,783
Waters Corp. (a)	3,904	1,033,272
		24,528,373
Engineering & Construction - 0.0% (c)
Jacobs Engineering Group, Inc.	8,108	818,584
Entertainment - 0.0% (c)
Live Nation Entertainment, Inc. (a) (b)	8,295	551,203
Environmental Control - 0.2%
Pentair PLC	9,960	542,422
Republic Services, Inc.	12,533	1,134,487
Waste Management, Inc.	22,945	2,554,237
		4,231,146
Food - 1.1%
Campbell Soup Co. (b)	10,026	482,351
ConAgra Foods, Inc.	28,697	992,916
General Mills, Inc. (b)	35,715	2,075,041
Hershey Co. (b)	8,763	1,274,491
Hormel Foods Corp. (b)	16,348	766,067
Kellogg Co. (b)	14,818	873,373
Lamb Weston Holdings, Inc.	8,558	639,283
McCormick & Co., Inc.	14,506	1,298,867
Mondelez International, Inc.	85,187	4,722,767
Sysco Corp.	30,146	2,155,740
The JM Smucker Co. (b)	6,760	786,932
The Kraft Heinz Co. (b)	36,828	1,234,106
The Kroger Co.	47,455	1,637,198
Tyson Foods, Inc. - Class A	17,305	1,112,885
		20,052,017
Forest Products & Paper - 0.1%
International Paper Co.	23,108	1,162,563
Gas - 0.1%
Atmos Energy Corp.	7,237	644,093
NiSource, Inc.	22,021	487,765
		1,131,858
Hand/Machine Tools - 0.1%
Snap-On, Inc. (b)	3,273	589,107
Stanley Black & Decker, Inc.	9,008	1,562,798
		2,151,905
Healthcare-Products - 4.3%
Abbott Laboratories	98,797	12,210,321
ABIOMED, Inc. (a)	2,792	972,314
Align Technology, Inc. (a)	4,206	2,209,748
Baxter International, Inc.	30,176	2,318,422
Boston Scientific Corp. (a)	81,866	2,901,331
Danaher Corp.	37,355	8,884,513
DENTSPLY SIRONA, Inc.	13,096	700,505
Edwards Lifesciences Corp. (a)	37,036	3,058,433
Hologic, Inc. (a)	15,959	1,272,411
IDEXX Laboratories, Inc. (a)	5,191	2,484,828
Intuitive Surgical, Inc. (a)	6,898	5,157,221
Medtronic PLC	79,245	8,822,346
PerkinElmer, Inc.	6,583	968,162
ResMed, Inc.	8,368	1,686,738
STERIS Plc	5,119	957,816
Stryker Corp.	19,047	4,209,577
Teleflex, Inc.	2,823	1,066,050
The Cooper Cos., Inc.	2,793	1,016,764
Thermo Fisher Scientific, Inc.	23,181	11,815,356
Varian Medical Systems, Inc. (a)	5,348	938,948
West Pharmaceutical Services, Inc.	4,413	1,321,649
Zimmer Biomet Holdings, Inc.	12,175	1,870,932
		76,844,385
Healthcare-Services - 2.0%
Anthem, Inc.	13,154	3,906,475
Catalent, Inc. (a)	9,749	1,121,622
Centene Corp. (a)	34,523	2,081,737
DaVita, Inc. (a) (b)	5,242	615,254
HCA Healthcare, Inc.	15,631	2,539,725
Humana, Inc.	7,829	2,999,368
IQVIA Holdings, Inc. (a)	10,786	1,917,751
Laboratory Corp. of American Holdings (a)	5,820	1,332,256
Quest Diagnostics, Inc.	8,035	1,037,720
UnitedHealth Group, Inc.	53,675	17,904,907
Universal Health Services, Inc. - Class B	4,897	610,558
		36,067,373
Home Builders - 0.3%
DR Horton, Inc.	19,752	1,516,954
Lennar Corp. - Class A (b)	16,516	1,373,305
NVR, Inc. (a)	246	1,093,834
PulteGroup, Inc.	15,134	658,329
		4,642,422
Home Furnishings - 0.1%
Leggett & Platt, Inc. (b)	7,817	320,497
Whirlpool Corp.	3,904	722,591
		1,043,088
Household Products/Wares - 0.3%
Avery Dennison Corp.	5,024	757,971
Church & Dwight Co., Inc.	14,513	1,225,333
Clorox Co.	7,290	1,526,963
Kimberly-Clark Corp.	20,339	2,686,782
		6,197,049
Housewares - 0.0% (c)
Newell Brands, Inc. (b)	22,614	543,188
Insurance - 3.3%
Aflac, Inc.	39,187	1,770,469
American International Group, Inc.	51,423	1,925,277
Aon PLC (b)	13,952	2,833,651
Arthur J Gallagher & Co.	11,034	1,273,434
Assurant, Inc.	3,709	502,458
Berkshire Hathaway, Inc. - Class B (a)	110,600	25,202,422
Chubb Ltd.	26,788	3,902,208
Cincinnati Financial Corp. (b)	9,001	756,894
Everest Re Group Ltd.	2,505	528,755
Globe Life, Inc.	6,050	546,860
Lincoln National Corp.	11,817	537,555
Loews Corp.	15,237	690,084
Marsh & McLennan Cos., Inc.	29,734	3,268,064
MetLife, Inc.	46,312	2,229,923
Principal Financial Group, Inc.	15,149	746,391
Prudential Financial, Inc.	23,916	1,872,145
The Allstate Corp.	19,229	2,060,964
The Hartford Financial Services Group, Inc.	21,339	1,024,699
The Progressive Corp.	34,596	3,016,425
The Travelers Cos., Inc.	15,445	2,105,154
Unum Group	12,228	284,056
W R Berkley Corp.	8,780	545,589
Willis Towers Watson PLC	7,570	1,536,256
		59,159,733
Internet - 11.3%
Alphabet, Inc. - Class A (a)	17,150	31,339,224
Alphabet, Inc. - Class C (a)	16,520	30,326,425
Amazon.com, Inc. (a)	24,480	78,487,776
Booking Holdings, Inc. (a)	2,190	4,258,083
CDW Corp.	8,368	1,101,731
eBay, Inc.	38,822	2,193,831
Etsy, Inc. (a)	7,194	1,432,253
Expedia Group, Inc.	8,368	1,038,469
F5 Networks, Inc. (a)	3,723	729,522
Facebook, Inc. - Class A (a)	137,129	35,424,535
Netflix, Inc. (a)	24,826	13,217,114
NortonLifeLock, Inc.	34,199	720,573
Twitter, Inc. (a)	45,610	2,304,673
VeriSign, Inc. (a)	6,203	1,203,816
		203,778,025
Iron/Steel - 0.1%
Nucor Corp.	17,942	874,314
Leisure Time - 0.1%
Carnival Corp. (b)	27,362	510,849
Norwegian Cruise Line Holdings Ltd. (a) (b)	14,513	328,719
Royal Caribbean Cruises Ltd. (b)	10,212	663,780
		1,503,348
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (b)	16,724	1,695,646
Las Vegas Sands Corp.	19,992	961,415
Marriott International, Inc.	16,184	1,882,361
MGM Resorts International	24,100	688,296
Wynn Resorts Ltd.	5,777	574,985
		5,802,703
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	31,808	5,815,775
Machinery-Diversified - 0.7%
Deere & Co.	18,494	5,341,067
Dover Corp.	8,488	988,767
Flowserve Corp.	7,778	276,586
IDEX Corp.	4,509	839,531
Ingersoll Rand, Inc. (a)	20,627	863,034
Otis Worldwide Corp.	23,924	1,546,686
Rockwell Automation, Inc.	6,896	1,713,863
Westinghouse Air Brake Technologies Corp.	10,636	789,297
Xylem, Inc.	10,600	1,023,854
		13,382,685
Media - 2.2%
Charter Communications, Inc. - Class A (a) (b)	7,868	4,780,282
Comcast Corp. - Class A	256,318	12,705,683
Discovery, Inc. - Class A (a) (b)	9,488	392,993
Discovery, Inc. - Class C (a) (b)	20,074	703,192
DISH Network Corp. - Class A (a)	15,064	437,157
Fox Corp. - Class A (b)	21,201	661,047
Fox Corp. - Class B	9,748	291,368
News Corp. - Class B	7,279	137,428
News Corp. - Class A	22,880	443,872
ViacomCBS, Inc. - Class B (b)	31,808	1,542,688
Walt Disney Co. (a)	102,315	17,206,314
		39,302,024
Mining - 0.3%
Freeport-McMoRan, Inc.	85,686	2,305,810
Newmont Goldcorp Corp.	48,544	2,893,223
		5,199,033
Miscellaneous Manufacturing - 1.2%
3M Co.	34,040	5,979,467
A O Smith Corp.	8,251	448,029
Eaton Corp. PLC	19,859	2,337,404
General Electric Co.	515,456	5,505,070
Illinois Tool Works, Inc.	17,367	3,372,845
Parker-Hannifin Corp.	7,560	2,000,452
Textron, Inc.	13,534	612,549
Trane Technologies PLC	14,054	2,014,641
		22,270,457
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	10,984	230,993
Zebra Technologies Corp. (a) (b)	3,189	1,236,790
		1,467,783
Oil & Gas - 1.9%
Apache Corp. (b)	22,248	317,701
Cabot Oil & Gas Corp. (b)	24,254	444,576
Chevron Corp.	106,825	9,101,490
ConocoPhillips	82,788	3,314,004
Devon Energy Corp.	22,952	377,790
Diamondback Energy, Inc. (b)	9,637	546,322
EOG Resources, Inc. (b)	34,337	1,749,813
Exxon Mobil Corp.	235,451	10,557,623
HESS Corp.	15,214	821,252
HollyFrontier Corp.	8,778	249,822
Marathon Oil Corp.	47,432	343,408
Marathon Petroleum Corp.	38,504	1,661,833
Occidental Petroleum Corp.	52,655	1,056,259
Phillips 66 (b)	26,363	1,787,411
Pioneer Natural Resources Co.	9,737	1,177,203
Valero Energy Corp.	24,194	1,365,267
		34,871,774
Oil & Gas Services - 0.2%
Baker Hughes a GE Co.	38,302	769,487
Halliburton Co.	51,811	913,428
NOV, Inc.	22,741	281,534
Schlumberger Ltd.	81,625	1,812,891
TechnipFMC PLC	24,973	266,961
		4,044,301
Packaging & Containers - 0.3%
Amcor PLC	96,536	1,056,104
Ball Corp.	19,516	1,717,798
Packaging Corp. of America	5,598	752,707
Sealed Air Corp.	9,236	390,406
WestRock Co.	15,116	626,256
		4,543,271
Pharmaceuticals - 5.6%
AbbVie, Inc.	98,306	10,074,399
AmerisourceBergen Corp.	8,933	930,819
Becton Dickinson and Co.	17,296	4,527,920
Bristol-Myers Squibb Co.	133,087	8,175,534
Cardinal Health, Inc.	17,365	933,021
Cigna Corp.	18,977	4,118,958
CVS Health Corp.	76,864	5,507,306
DexCom, Inc. (a) (b)	5,374	2,014,444
Eli Lilly & Co.	46,916	9,757,120
Henry Schein, Inc. (a)	8,622	567,759
Johnson & Johnson	149,367	24,366,239
McKesson Corp.	9,488	1,655,371
Merck & Co., Inc.	141,202	10,882,438
Perrigo Co. PLC (b)	8,164	348,603
Pfizer, Inc.	310,808	11,158,007
Viatris, Inc. (a)	71,127	1,208,448
Zoetis, Inc.	28,265	4,359,876
		100,586,262
Pipelines - 0.2%
Kinder Morgan, Inc. (b)	115,134	1,621,087
ONEOK, Inc. (b)	24,405	972,051
Williams Cos., Inc.	71,697	1,522,127
		4,115,265
Real Estate - 0.1%
CBRE Group, Inc. (a)	19,700	1,201,306
Retail - 5.1%
Advance Auto Parts, Inc.	3,984	594,174
AutoZone, Inc. (a)	1,425	1,593,677
Best Buy Co., Inc. (b)	13,485	1,467,438
CarMax, Inc. (a)	9,627	1,133,868
Chipotle Mexican Grill, Inc. (a)	1,672	2,474,560
Costco Wholesale Corp.	24,476	8,626,077
Darden Restaurants, Inc.	7,739	904,612
Dollar General Corp.	12,427	2,418,418
Dollar Tree, Inc. (a)	13,952	1,418,360
Domino's Pizza, Inc.	2,312	857,197
Gap, Inc. (a)	12,729	257,762
Genuine Parts Co.	8,490	797,041
Home Depot, Inc.	60,782	16,460,981
L Brands, Inc.	13,896	566,401
Lowe's Cos., Inc.	40,016	6,676,670
McDonald's Corp.	43,885	9,121,058
O'Reilly Automotive, Inc. (a)	4,472	1,902,702
Ross Stores, Inc.	21,458	2,388,061
Starbucks Corp.	64,181	6,213,363
Target Corp.	29,922	5,420,969
TJX Cos., Inc.	71,753	4,595,062
Tractor Supply Co.	7,154	1,014,008
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,392	948,946
Walgreens Boots Alliance, Inc.	44,506	2,236,427
Walmart, Inc.	77,513	10,889,801
Yum! Brands, Inc.	17,874	1,814,032
		92,791,665
Savings & Loans - 0.0% (c)
People's United Financial, Inc. (b)	26,343	359,845
Semiconductors - 5.4%
Advanced Micro Devices, Inc. (a) (b)	69,134	5,920,636
Analog Devices, Inc. (b)	21,731	3,201,628
Applied Materials, Inc.	54,604	5,279,115
Broadcom, Inc.	23,447	10,562,873
Intel Corp.	228,969	12,710,069
IPG Photonics Corp. (a)	2,121	473,895
KLA Corp.	9,488	2,657,304
Lam Research Corp.	8,471	4,099,540
Maxim Integrated Products, Inc.	16,182	1,419,323
Microchip Technology, Inc.	13,996	1,904,996
Micron Technology, Inc. (a) (b)	65,288	5,110,092
NVIDIA Corp.	36,085	18,749,405
Qorvo, Inc. (a)	6,953	1,188,129
QUALCOMM, Inc.	66,093	10,329,014
Skyworks Solutions, Inc.	10,076	1,705,363
Teradyne, Inc.	9,879	1,121,069
Texas Instruments, Inc. (b)	53,934	8,936,324
Xilinx, Inc.	15,043	1,964,165
		97,332,940
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	2,516	395,842
Software - 9.9%
Activision Blizzard, Inc.	45,277	4,120,207
Adobe, Inc. (a)	26,960	12,368,439
Akamai Technologies, Inc. (a)	9,488	1,053,453
ANSYS, Inc. (a)	5,024	1,780,355
Autodesk, Inc. (a)	12,879	3,573,021
Broadridge Financial Solutions, Inc.	6,814	962,887
Cadence Design System, Inc. (a)	16,579	2,161,736
Cerner Corp. (b)	18,730	1,500,460
Citrix Systems, Inc.	6,845	912,507
Electronic Arts, Inc. (b)	17,339	2,482,945
Fidelity National Information Services, Inc.	36,272	4,478,141
Fiserv, Inc. (a)	28,907	2,968,460
Intuit, Inc.	15,336	5,539,823
Jack Henry & Associates, Inc. (b)	4,589	664,441
Microsoft Corp.	434,225	100,722,831
MSCI, Inc.	4,992	1,973,338
Oracle Corp.	103,942	6,281,215
Paychex, Inc.	18,828	1,644,061
Paycom Software, Inc. (a)	2,792	1,060,234
Salesforce.com, Inc. (a)	51,150	11,537,394
ServiceNow, Inc. (a)	11,163	6,063,295
Synopsys, Inc. (a)	8,934	2,282,190
Take-Two Interactive Software, Inc. (a)	6,696	1,342,213
Tyler Technologies, Inc. (a) (b)	2,390	1,010,468
		178,484,114
Telecommunications - 2.5%
Arista Networks, Inc. (a)	3,219	990,036
AT&T, Inc.	398,676	11,414,094
Cisco Systems, Inc.	235,685	10,506,837
Corning, Inc.	45,661	1,637,860
Juniper Networks, Inc.	19,695	480,952
Lumen Technologies, Inc. (b)	58,018	718,263
Motorola Solutions, Inc.	10,163	1,702,811
T-Mobile US, Inc. (a) (b)	34,493	4,348,877
Verizon Communications, Inc.	232,592	12,734,412
		44,534,142
Textiles - 0.0% (c)
Mohawk Industries, Inc. (a)	3,600	516,960
Toys/Games/Hobbies - 0.0% (c)
Hasbro, Inc.	7,450	698,959
Transportation - 1.6%
CH Robinson Worldwide, Inc. (b)	8,086	691,838
CSX Corp.	46,038	3,947,989
Expeditors International of Washington, Inc.	10,069	901,377
FedEx Corp.	14,094	3,316,882
JB Hunt Trasport Services, Inc. (b)	5,145	692,826
Kansas City Southern (b)	6,004	1,216,831
Norfolk Southern Corp.	15,378	3,638,742
Old Dominion Freight Line, Inc.	5,701	1,105,994
Union Pacific Corp.	37,071	7,320,410
United Parcel Service, Inc. - Class B	41,449	6,424,595
		29,257,484
Water - 0.1%
American Water Works Co., Inc. (b)	10,600	1,685,612
TOTAL COMMON STOCKS (Cost $1,461,953,626)		1,759,827,945

REAL ESTATE INVESTMENT TRUSTS - 2.4%
Alexandria Real Estate Equities, Inc.	7,216	1,205,866
American Tower Corp.	26,111	5,936,597
Apartment Investment and Management Co. (b)	8,828	40,521
AvalonBay Communities, Inc.	8,368	1,369,590
Boston Properties, Inc.	8,368	763,747
Crown Castle International Corp. (b)	24,564	3,912,063
Digital Realty Trust, Inc. (b)	15,566	2,240,726
Duke Realty Corp.	21,665	857,067
Equinix, Inc.	5,100	3,773,796
Equity Residential (b)	20,587	1,268,983
Essex Property Trust, Inc.	4,020	963,232
Extra Space Storage, Inc.	7,655	871,062
Federal Realty Investment Trust	4,071	356,457
Healthpeak Properties, Inc.	28,456	843,720
Host Hotels & Resorts, Inc.	42,721	578,869
Iron Mountain, Inc. (b)	17,083	575,185
Kimco Realty Corp.	24,845	410,191
Mid-America Apartment Communities, Inc.	6,761	897,523
Prologis, Inc.	43,657	4,505,402
Public Storage	8,937	2,034,240
Realty Income Corp. (b)	20,329	1,200,631
Regency Centers Corp.	9,917	467,884
SBA Communications Corp.	6,696	1,799,014
Simon Property Group, Inc. (b)	18,272	1,698,017
SL Green Realty Corp. (b)	5,027	339,196
UDR, Inc.	17,296	665,031
Ventas, Inc.	21,948	1,011,144
Vornado Realty Trust	9,488	377,243
Welltower, Inc. (b)	23,931	1,450,219
Weyerhaeuser Co.	43,961	1,371,144
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $42,857,021)		43,784,360

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts, - 0.2%
U.S. Bank Money Market Deposit Account 0.005% (d)	$3,071,586	3,071,586
TOTAL SHORT-TERM INVESTMENTS (Cost $3,071,586)		3,071,586
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC 0.15% (d)	48,496,010	$48,496,010
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,496,010)		48,496,010

Total Investments (Cost $1,556,378,243) - 102.6%		1,855,179,901
Liabilities in Excess of Other Assets - (2.6)%		(47,756,941)
TOTAL NET ASSETS - 100.0%		$1,807,422,960

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $46,319,187 or 2.6% of net assets.
(c)	Less than 0.05%
(d)	The rate shown is as of January 31, 2021.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,759,827,945	$ -	$ -	$ -	$ 1,759,827,945
Real Estate Investment Trusts	43,784,360	-	-	-	43,784,360
Short-Term Investments	3,071,586	-	-	-	3,071,586
Investments Purchased with Proceeds from Securities Lending	-	-	-	48,496,010	48,496,010
Total Investments in Securities	$ 1,806,683,891	$ -	$ -	$ 48,496,010	$ 1,855,179,901
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.